Commitments and Contingency	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Note 12. Commitments and Contingency

As of March 31, 2017, the Company’s significant commitments and contingency are summarized as follows:

Commitments

1)	The Company has one lease for its Fremont, California office expiring in May 2017, which was renewed and will expire in May 2020. Rental expense was $0, $39,045 and $62,472 for the years ended December 31, 2014, 2015 and 2016, respectively, and $15,618 and $15,618 for three-month periods ended March 31, 2016 and 2017, respectively. As of March 31, 2017, future minimum lease payment obligation is $74,872 for the next twelve-month period ending March 31, 2018.

The company has another lease for its Japan office expiring July 2018. Rental expense was approximately $8,587 for the three-month period ended March 31, 2017. As of March 31, 2017, future minimum lease payment obligation is $35,014, including the 8% Japan consumption tax, for the next twelve-month ending March 31, 2018.

2)	The Company has a sales agreement with dMobile, a related party, for satellite ground station equipment. Future additional revenue receivable as of March 31, 2017 is $1,501,100 for the next twelve-month period ending March 31, 2018.

In March 2017, the Company entered into a satellites service agreement (the Agreement) with a Japanese company (Company J). The agreement is effective on March 15, 2017 and will expire three years from the effective date. However, the agreement shall continue to be effective so long as any service is still effective. According to the Agreement, the Company shall prepay the total amount of $285,300 and the deposit of $95,100 on April 15, 2017. The prepayment of $285,300 shall be applied to monthly service charge by Company J based on the terms defined in the Agreement.

Contingency

The Company entered into a 3-year digital transmission service agreement with Asia Satellite Telecommunication Company Limited (“Asia Sat”) on July 25, 2015. As of March 31, 2017, Asia Sat stipulates that the Company is in debt of $8,013,495 to Asia Sat, which includes unpaid service fees, a default payment in the form of liquidated sum and interest. The default payment includes total future payments of $7,411,616 due through March 31, 2018, subtracting the deposit of $775,000 made to Asia Sat. The Company disagreed with the payable balance of $8,013,495 and had recorded $1,376,879 payable to Asia Sat as of March 31, 2017. On July 25, 2016, Asia Sat commenced arbitration against the Company. The Company’s present intention is to make an attempt at settlement. On November 21, 2016, the Hong Kong International Arbitration Centre (“HKIAC”) appointed a sole arbitrator to hear the dispute. On January 12, 2017, the Company introduced a counterclaim for misrepresentations made to induce entry into the Agreement. The oral hearing has been scheduled for September 26 and 27, 2017. The outcome is still uncertain as of the date of this report.